Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Equipment	Equipment
Equipment consists of office equipment, software, furniture and fittings. Changes in equipment balances for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
January 1, 2020	38	(15)	23
Additions	1	—	1
Depreciation	—	(5)	(5)
December 31, 2020	39	(20)	19
Depreciation	—	(8)	(8)
December 31, 2021	39	(28)	11